Financial assets - noncurrent	12 Months Ended
Dec. 31, 2019
Financial assets - noncurrent
Financial assets - noncurrent

6.         Financial assets — non-current

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Innovative Access Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. The Company assessed the accounting treatment and concluded that the license agreement is in scope of IFRS 15 and that any revenue should be recognized at once at the effective date of the agreement. The profit share has been designated as a non-current financial asset held at fair value through profit or loss.

In March 2019, AgomAb Therapeutics NV secured €21.0 million in a Series A financing round. The Company used the post-money valuation of this Series A financing round and the number of outstanding shares in determining the initial fair value of the profit sharing instrument. In October 2019, a subsequent subscription to the Series A financing round increased the number of outstanding shares. The Company re-assessed the fair value of the profit sharing instrument, which resulted in a fair value gain on financial assets at fair value through profit or loss of €1.1 million.